FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

17.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The financial instruments of the Group primarily include cash and cash equivalents, trade receivables, bills receivable at fair value through other comprehensive income, other receivables, contract assets, trade payables, other payables, amounts due to related companies, amounts due to the Shareholder, derivative financial liabilities, and interest-bearing loans and borrowings.

The Group is exposed to credit risk, foreign currency risk, business and economic risk and liquidity risk. The Group has not used any derivatives and other instruments for hedging purposes. The Group does not hold or issue derivative financial liabilities for trading purposes. The Group reviews and agrees policies for managing each of these risks and they are summarized below.

(a)	Credit risk

Management has a credit policy in place and the exposures to credit risk are monitored on an ongoing basis. Debts are usually due within 30 to 90 days from the date of billing.

As of December 31, 2025 and 2024, no trade receivables were held by the Company.

Management groups financial instruments based on shared credit risk characteristics, such as instrument type and credit risk ratings for the purpose of determining significant increase in credit risk and calculation of impairment. The carrying amount of each financial asset in the consolidated statements of financial position represents the Group’s maximum exposure to credit risk in relation to its financial assets.

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

- significant financial difficulty of the debtor;

- a breach of contract such as a default or past due event;

- it is probable that the debtor will enter bankruptcy or other financial reorganization

To manage credit risk arising from trade receivables and contract assets, the Group assesses the credit quality of the debtors, taking into account their financial position, historical settlement records, past experience and other factors. The Group applies the simplified approach to provide for ECLs prescribed by IFRS 9, which permits the use of lifetime expected loss provision for all trade receivables. The ECLs also incorporated forward-looking information.

For financial assets assessed for impairment under the general approach, the Group established a policy to perform an assessment at the end of each reporting period of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument. The Group groups its other receivables into Stage 1, Stage 2 and Stage 3, as described below:

Stage 1 – When other receivables are first recognized, the Group recognized an allowance based on 12 months’ ECLs.

Stage 2 – When other receivables have shown a significant increase in credit risk since origination, the Group records an allowance for the lifetime ECLs.

Stage 3 – Other receivables are considered credit-impaired. The Group records an allowance for the lifetime ECLs.

Management also makes periodic collective assessments for other receivables and amounts due from related companies as well as individual assessments of the recoverability of other receivables based on historical settlement records, past experience and other factors. The Group classified other receivables and amounts due from related companies in Stage 1 and continuously monitored their credit risk. Management believes that there is no material credit risk inherent in the Group’s outstanding balance of other receivables as of December 31, 2025 and 2024.

The Group does not provide any guarantees that would expose the Group to credit risk. Further quantitative disclosures with respect to the Group’s exposure to credit risk arising from financial assets are set out in Note 12 to the financial statements.

Cash and cash equivalents

The Group maintains its cash and cash equivalents primarily with various PRC state-owned banks and Hong Kong based financial institutions, which management believes are of high credit quality. The Group performs periodic evaluations of the relative credit standing of those financial institutions.

(b)	Foreign currency risk

Foreign currency risk primarily arises from certain significant foreign currency deposits denominated in US$ and HK$ and related exposures are disclosed in Note 16. The Group treasury closely monitors the change of exchange rates on the international foreign currency market and takes these into consideration when investing in foreign currency deposits and borrowing loans.

The CNY is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of the CNY into foreign currencies. The value of the CNY is subject to changes in PRC government policies and to international economic and political developments affecting the supply and demand in the China Foreign Exchange Trading System market. All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.

There is no significant exposure to foreign currency risk as of December 31, 2025 and 2024 for the Company.

(c)	Interest rate risk

The fair value interest rate risk of the Group mainly arises from long-term loans at fixed rates. As fluctuation of the comparable interest rate (Loan Prime Rate of PRC market) with similar terms was relatively low, the Directors are of the opinion that the Group is not exposed to any significant fair value interest rate risk for its fixed interest rate borrowings held as of December 31, 2025 and 2024.

(d)	Business and economic risk

The Group's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the political, economic and social conditions in the PRC. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(e)	Liquidity risk

The Group manages its liquidity risk by regularly monitoring its liquidity requirements and its compliance with debt covenants to ensure that it maintains sufficient cash and cash equivalents, as well as adequate time deposits, to meet its liquidity requirements in the short and long term.

The Group expects that its existing cash and cash equivalents, shareholder financial support and subsequent equity financing (see Note 19) will be sufficient to fund its operations and meet all of its obligations as they fall due for at least twelve months from the date of financial statements. See Note 2.1.1 for details related to going concern basis.

The table below summarizes the maturity profile of the Group’s financial liabilities and lease liabilities based on contractual undiscounted payments:

December 31, 2024	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	280	—	—	—	280
Financial liabilities in other payables and accruals	—	1,910	—	—	1,910
Due to related companies	—	11,361	—	—	11,361
Due to the shareholder	—	—	78,567	—	78,567

	280	13,271	78,567	—	92,118

December 31, 2025	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	280	—	—	—	280
Financial liabilities in other payables and accruals	—	777	—	—	777
Due to related companies	—	12,709	—	—	12,709
Due to the shareholder	—	—	73,075	—	73,075

	280	13,486	73,075	—	86,841

December 31, 2025	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Trade payables	40	—	—	—	40
Financial liabilities in other payables and accruals	—	111	—	—	111
Due to related companies	—	1,817	—	—	1,817
Due to the shareholder	—	—	10,445	—	10,445

	40	1,928	10,445	—	12,413

(f)	Capital management

The Group monitors capital on the basis of the debt to capital ratio (gearing ratio), which is calculated as interest-bearing debt divided by total capital. Interest-bearing debt mainly includes lease liabilities as of December 31, 2023 and there was no interest-bearing debt as of December 31, 2024 and 2025. Capital includes total equity and interest-bearing debt. The gearing ratios were nil as of December 31, 2024 and 2025.